Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Cost
Lease costs recorded under operating leases for the year ended December 31, 2019 were as follows:

Year ended
December 31, 2019

Operating lease costs	$34,759
Income from sub-leases	(1,761)
Net operating lease costs	$32,998

Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of December 31, 2019 were as follows:

Minimum rental
payments
(in thousands)
2020	$28,320
2021	25,315
2022	19,433
2023	14,053
2024	8,839
Thereafter	17,264
Total future minimum lease payments	113,224
Lease imputed interest	(8,311)
Total	$104,913